Stock-Based Compensation (Details) - Schedule of Stock Options Activity - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Schedule of Stock Options Activity [Abstract]
Stock Options, Outstanding Beginning Balance	3,503,790
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 2.06
Weighted Average Remaining Contractual Life, Outstanding Beginning Balance	7 years 3 months 18 days	6 years 6 months
Aggregate Intrinsic Value, Outstanding Beginning Balance	$ 6,831
Stock Options, Options granted		253,250
Weighted Average Exercise Price, Options granted		$ 4.57
Stock Options, Options forfeited		(31,846)
Weighted Average Exercise Price, Options forfeited		$ 6.3
Stock Options, Options cancelled		(20,368)
Weighted Average Exercise Price, Options cancelled		$ 2.23
Stock Options, Options exercised		(126,247)
Weighted Average Exercise Price, Options exercised		$ 2.13
Stock Options, Outstanding Ending Balance		3,578,579
Weighted Average Exercise Price, Outstanding Ending Balance		$ 2.2
Weighted Average Remaining Contractual Life, Outstanding Ending Balance	7 years 3 months 18 days	6 years 6 months
Aggregate Intrinsic Value, Outstanding Ending Balance		$ 8,041
Stock Options, Options vested and exercisable		2,898,508
Weighted Average Exercise Price, Options vested and exercisable		$ 1.76
Weighted Average Remaining Contractual Life, Options vested and exercisable		6 years 1 month 6 days
Aggregate Intrinsic Value, Options vested and exercisable		$ 6,636